Expense Example	Prospectus #1 Calvert High Yield Bond Fund Class A 1 Year	Prospectus #1 Calvert High Yield Bond Fund Class A 3 Years	Prospectus #1 Calvert High Yield Bond Fund Class A 5 Years	Prospectus #1 Calvert High Yield Bond Fund Class A 10 Years	Prospectus #1 Calvert High Yield Bond Fund Class C 1 Year	Prospectus #1 Calvert High Yield Bond Fund Class C 3 Years	Prospectus #1 Calvert High Yield Bond Fund Class C 5 Years	Prospectus #1 Calvert High Yield Bond Fund Class C 10 Years	Prospectus #1 Calvert High Yield Bond Fund Class I 1 Year	Prospectus #1 Calvert High Yield Bond Fund Class I 3 Years	Prospectus #1 Calvert High Yield Bond Fund Class I 5 Years	Prospectus #1 Calvert High Yield Bond Fund Class I 10 Years	Prospectus #1 Calvert High Yield Bond Fund Class R6 1 Year	Prospectus #1 Calvert High Yield Bond Fund Class R6 3 Years	Prospectus #1 Calvert High Yield Bond Fund Class R6 5 Years	Prospectus #1 Calvert High Yield Bond Fund Class R6 10 Years	Prospectus #1 Calvert Income Fund Class A 1 Year	Prospectus #1 Calvert Income Fund Class A 3 Years	Prospectus #1 Calvert Income Fund Class A 5 Years	Prospectus #1 Calvert Income Fund Class A 10 Years	Prospectus #1 Calvert Income Fund Class C 1 Year	Prospectus #1 Calvert Income Fund Class C 3 Years	Prospectus #1 Calvert Income Fund Class C 5 Years	Prospectus #1 Calvert Income Fund Class C 10 Years	Prospectus #1 Calvert Income Fund Class I 1 Year	Prospectus #1 Calvert Income Fund Class I 3 Years	Prospectus #1 Calvert Income Fund Class I 5 Years	Prospectus #1 Calvert Income Fund Class I 10 Years	Prospectus #1 Calvert Core Bond Fund Class A 1 Year	Prospectus #1 Calvert Core Bond Fund Class A 3 Years	Prospectus #1 Calvert Core Bond Fund Class A 5 Years	Prospectus #1 Calvert Core Bond Fund Class A 10 Years	Prospectus #1 Calvert Core Bond Fund Class I 1 Year	Prospectus #1 Calvert Core Bond Fund Class I 3 Years	Prospectus #1 Calvert Core Bond Fund Class I 5 Years	Prospectus #1 Calvert Core Bond Fund Class I 10 Years	Prospectus #1 Calvert Short Duration Income Fund Class A 1 Year	Prospectus #1 Calvert Short Duration Income Fund Class A 3 Years	Prospectus #1 Calvert Short Duration Income Fund Class A 5 Years	Prospectus #1 Calvert Short Duration Income Fund Class A 10 Years	Prospectus #1 Calvert Short Duration Income Fund Class C 1 Year	Prospectus #1 Calvert Short Duration Income Fund Class C 3 Years	Prospectus #1 Calvert Short Duration Income Fund Class C 5 Years	Prospectus #1 Calvert Short Duration Income Fund Class C 10 Years	Prospectus #1 Calvert Short Duration Income Fund Class I 1 Year	Prospectus #1 Calvert Short Duration Income Fund Class I 3 Years	Prospectus #1 Calvert Short Duration Income Fund Class I 5 Years	Prospectus #1 Calvert Short Duration Income Fund Class I 10 Years	Prospectus #1 Calvert Short Duration Income Fund Class R6 1 Year	Prospectus #1 Calvert Short Duration Income Fund Class R6 3 Years	Prospectus #1 Calvert Short Duration Income Fund Class R6 5 Years	Prospectus #1 Calvert Short Duration Income Fund Class R6 10 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A 1 Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A 3 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A 5 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A 10 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class I 1 Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class I 3 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class I 5 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class I 10 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class R6 1 Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class R6 3 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class R6 5 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class R6 10 Years
USD ($)	474	684	912	1,565	279	554	954	1,875	78	243	422	942	70	221	384	859	465	657	865	1,464	270	526	907	1,777	68	214	373	835	448	642	853	1,458	50	198	360	829	350	511	686	1,191	254	477	824	1,599	52	164	285	640	46	144	252	567	74	239	418	939	48	160	281	637	44	145	255	576